FINANCE LEASE LIABILITIES (Tables)	6 Months Ended
Mar. 31, 2022
Finance Lease Liabilities
SCHEDULE OF FINANCE LEASE LIABILITIES	The maturities of the Company’s finance lease liabilities are as follows:
US$
Twelve months ending March 31,
2022	$114,216
Total	$114,216